Deposits (Estimated amounts Of Uninsured Time Deposits And Certificates Of Deposit Issued By Domestic And Foreign Offices) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 21,081	¥ 19,492
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	36,467	33,545
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	18,272	17,031
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	24,877	24,416
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	2,809	2,461
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 11,590	¥ 9,129